TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of current and deferred portion of income tax (benefit)/expense

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Current income tax expense	6,286	46,781	13,858
Deferred income tax (benefit)/expense	5,194	15,507	(1,572)
Income tax expense	11,480	62,288	12,286

Schedule of reconciliation between the income tax (benefit)/expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Income before income tax	3,378	200,800	178,493

Tax expense at Hong Kong profit tax rate of 16.5%	557	33,132	29,451
Changes of valuation allowance	4,464	9,735	30,172
Tax effect of permanence differences	7,333	6,825	5,486
Effect of income tax in jurisdictions other than Hong Kong	(898)	12,670	(4,143)
Super deduction of research and development expenses	—	—	(19,277)
Final settlement differences	—	—	(18,038)
Income not subject to tax (1)	—	—	(11,365)
Others	24	(74)	—
Income tax expense	11,480	62,288	12,286
(1)

This amount represents tax exemption relating to the offshore income of the Operating Company.  The brokerage commission income derived from executing the clients' orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

Schedule of components of the deferred tax assets

	As of December 31,
	2018	2019
	(HK$in thousands)
Deferred tax assets
Net operating loss carryforwards	19,084	42,736
Accrued expenses and others	4,165	12,261
Less: valuation allowance	(23,249)	(53,421)
Net deferred tax assets	—	1,576

Schedule of movement of valuation allowance

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Balance at beginning of the year	9,050	13,514	23,249
Additions	4,464	9,735	30,188
Reversals	—	—	(16)
Balance at end of the year	13,514	23,249	53,421